CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Operating activities
Net income(Loss)
Adjustments to reconcile net income(loss) to net cash used in operating activities
Cash used in Operating Activities
Net change in cash